RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 25 — RELATED PARTY TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2021 and 2022:

Name of related party	Relationship with the Group
Pubang Landscape Architecture Company Limited (“Pubang”)	Shareholder of Lendbang
Qiu Bin	Director
Yang Liu	Director (retired on 29 June 2022)
Suk Fun Chan	Shareholder of Thai Gallery
Boxuan Wu	Legal representative of Taihuan
Shanghai Monet Catering Co., Limited (“Monet”)	An entity controlled by Mr. Andross
Earthasia Worldwide Holdings Limited (“EA Trading”)	Joint venture
Dalian Pengya International Trading Limited (“Dalian Trading”)	Subsidiary of an associate
Shanghai Teddy Friends Investment Management Limited (“Teddy Friends”)	Associate
Shanghai Yi Gui Pinpai Management Limited(上海奕桂品牌管理有限公司) (Yigui”)	Joint venture

(a) Revenue from related parties

	For the year ended December 31,
	2020	2021	2022	2022
	HK$’000	HK$’000	HK$’000	US$’000
Pubang	2,622	507	174	22
Monet	16,421	14,209	3,771	483
	19,043	14,716	3,945	505

(b) Trade and notes receivables — related parties

	As of December 31,
	2021	2022	2022
	HK$’000	HK$’000	US$’000
Monet	8,806	1,886	242
	8,806	1,886	242

(c) Contract assets — related parties

	As of December 31,
	2021	2022	2022
	HK$’000	HK$’000	US$’000
Pubang	3,488	1,050	135
	3,488	1,050	135

(d) Loans receivables — related parties, interest receivables and interest income

Loans receivables — related parties

		As of December 31,
		2021	2022	2022
Note	Name	HK$’000	HK$’000	US$’000
(i)	EA Trading	315	967	124
(ii)	Dalian Trading	208	190	24
(iii)	Teddy Friend	2,882	2,918	374
(iv)	Yigui	2,348	9,661	1,239
Gross loan receivable – related parties		5,753	13,736	1,761
Allowance for loan receivable- related parties		-	(2,638)	(338)
Net, loan receivables- related parties		5,753	11,098	1,423

Interest receivables

The interest receivable for above loans were HK$624,000 and HK950,000 (approximately US$122,000) as of December 31, 2021 and 2022, respectively.

Interest income

		For the year ended December 31,
		2020	2021	2022	2022
Note	Name	HK$’000	HK$’000	HK$’000	US$’000
(i)	EA Trading	156	6	40	5
(ii)	Dalian Trading	277	186	22	3
(iii)	Teddy Friend	160	200	228	29
(iv)	Yigui	67	86	947	122
	Qiu Bin	139	-	-	-
	Yang Liu	60	-	-	-
		859	478	1,237	159

(i) EA Trading

In 2019, the Group granted a revolving loan in aggregate of HK$54,000,000 (approximately US$6,923,000) to EA Trading, a joint venture of the Group, to support its business operation with a one-year term which was unsecured and bore interest at 12% per annum. The revolving loan at all times with a balance did not exceed HK$50,000,000. On December 1, 2021, the Group entered into a renewal agreement with EA Trading to renew the existing revolving loan facility at the same cap amount of HK$50,000,000 (US$6,410,000) at a same interest rate of 12% per annum for a period from January 1, 2022 to December 31, 2024.

For the year ended December 31, 2021, the Group granted a loan of HK$315,000 to EA Trading and the balance was still outstanding as of December 31, 2021 which the amount was fully paid during the year ended December 31, 2022. For the year ended December 31, 2022, the Group granted a loan of HK$3,326,000 to EA Trading and the outstanding balance was HK$967,000 as at December 31, 2022. Up to the date of report, the balance was 967,000.

For the year ended December 31, 2021 and 2022, the Group recorded interest income of HK$6,000 and HK$40,000 (approximately US$5,000), respectively from EA Trading.

(ii) Dalian Trading

For the year ended December 31, 2021, the Group granted a loan of HK$208,000 to Dalian Trading and the outstanding balance was HK$208,000 and HK$190,000 as at December 31, 2021 and 2022. Up to the date of report, the balance was HK$190,000.

For the year ended December 31, 2021 and 2022, the Group recorded interest income of HK$186,000 and HK$22,000 (US$3,000), respectively from Dalian Trading.

(iii) Teddy Friend

On November 20, 2018, the Group entered into a loan agreement of RMB2,500,000 (HK$2,819,900) with Teddy Friend, an associate of the group, to support its business operation with a one year term which was unsecured and bore interest at 8% per annum. The contract stated that if the actual lending day and loan amount did not conform to the loan contract, the actual borrowing date would prevail.

As at December 31, 2021 and 2022, the outstanding net balance of the loan was RMB2,356,000 (approximately HK$2,882,000) and RMB250,000 (approximately HK$280,000), respectively. For the year ended December 31, 2022, provision for doubtful accounts of RMB2,356,000 (approximately HK$2,638,000) was charged to expenses. Up to the date of report, the net balance was RMB250,000 (approximately HK$280,000).

For the year ended December 31, 2021 and 2022, the Group recorded interest income of HK$200,000 and HK$228,000 (US$29,000), respectively from Teddy Friend.

(iv) Yigui

As of December 31, 2020 and 2021, the outstanding principal was RMB1,150,000 (HK$1,366,000) and RMB1,920,000 (approximately HK$2,348,000). The Group granted short-term loans in aggregate of RMB16,913,000 (2021: RMB10,250,000) to Yigui, a joint venture of the Group during the year. The interest rate was 12% (2021: 12%) per annum.

The outstanding balance of the loan was RMB8,630,000 (approximately HK$9,661,000) as at December 31, 2022. Up to the date of report, the balance was RMB6,749,000 (approximately HK$7,555,000).

For the year ended December 31, 2021 and 2022, the Group recorded interest income of HK$86,000 and HK$947,000 (US$122,000), respectively from Yigui.

(e) Trade payables — related parties

	For the year ended December 31,
	2021	2022	2022
	HK$’000	HK$’000	US$’000
Pubang	1,103	-	-

(f) Other payables and accrual — related parties

	For the year ended December 31,
	2021	2022	2022
	HK$’000	HK$’000	US$’000
Boxuan Wu	354	424	54
Qiu Bin	553	262	34
Yang Liu	247	-	-
	1,154	686	88

(g) Short-term and Non-current borrowings — related parties, see details at Note 15.

(h)	Leases from related parties - The Group entered into a two-year lease agreement with Mr. Andross Chan to lease office space from January 1, to December 31, 2022 at a monthly rent at RMB34,000 (HK$41,000) with annual rent expense at RMB408,000 (HK$452,000). The Group entered into a three-year lease agreement with Mr. Ming Tian who ceased to be a director on 28 December 2021 to lease office space from January 1, 2021 to December 31, 2023 at a monthly rent at RMB15,000 (HK$18,000) with annual rent expense at RMB180,000 (HK$206,000).

(i)	Purchase from related parties

	For the year ended December 31,
	2020	2021	2022	2022
	HK$’000	HK$’000	HK$’000	US$’000
Teddy Friend	500	-	-	-